REAL ESTATE DEBT SECURITIES - (Schedule of Activity of Real Estate Securities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Held-to-maturity Securities [Roll Forward]
Real estate debt securities - December 31, 2018	$ 13,000
Other-than-temporary impairment	0	$ 2,500	$ 0
Real estate debt securities - December 31, 2019	0	13,000
Debt Securities
Held-to-maturity Securities [Roll Forward]
Real estate debt securities - December 31, 2018	10,859
Principal repayment	(7,750)
Deferred interest receivable and interest accretion	(2,992)
Receipt of deferred interest receivable	(130)
Accretion of commitment fee, net of closing costs	4
Other-than-temporary impairment	9
Real estate debt securities - December 31, 2019	$ 0	$ 10,859